Share capital (Tables)	3 Months Ended
Mar. 31, 2023
Share capital
Summary of Stock option award
		Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2022	6,080,000	$1.76	2.92
Expired	–	–	–
Cancelled	–	–	–
Granted	100,000	0.30	6.90
Outstanding, March 31, 2023	6,180,000	$1.74	2.74
Options exercisable	6,163,333	$1.73	2.73

Summary of stock option-based compensation
	Three months
	ended March 31,
Employee expense	2023	2022
Stock and stock option compensation granted in
2015	-	62,267
2020	32,369	32,369
2023	37,096	-
Total stock-based compensation expense recognized	$69,465	$94,636

Summary of stock option-based compensation expense
	Three months
	ended March 31,
	2023	2022
Stock-based compensation pertaining to general and administrative expenses	$37,096	$31,133
Stock-based compensation pertaining to research and development expenses	32,369	63,503
Total	$69,465	$94,636